UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

February 29, 2012 (unaudited)

	$2,786,933	$2,786,933
Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 14.9%
Capital Markets - 0.6%
Morgan Stanley	150,320	$2,786,933

Commercial Banks - 1.7%
CIT Group, Inc. (a)	20,500	834,555
PNC Financial Services Group, Inc.	12,770	760,071
Wells Fargo & Co.	184,800	5,782,392

		7,377,018

Diversified Financial Services - 4.7%
Citigroup, Inc.	163,900	5,461,148
JPMorgan Chase & Co.	293,280	11,508,307
Moody’s Corp.	87,970	3,396,522

		20,365,977

Insurance - 1.3%
Allstate Corp. (The)	32,560	1,023,361
Chubb Corp. (The)	5,400	366,984
Travelers Cos., Inc. (The)	77,600	4,498,472

		5,888,817

Real Estate Investment Trusts (REITs) - 5.6%
Digital Realty Trust, Inc. (b)	30,730	2,227,925
Duke Realty Corp.	164,430	2,282,288
EastGroup Properties, Inc.	46,160	2,224,450
Glimcher Realty Trust	225,660	2,234,034
Health Care REIT, Inc.	38,440	2,092,674
Home Properties, Inc.	36,390	2,097,156
Liberty Property Trust	65,710	2,228,883
Mid-America Apartment Communities, Inc.	34,500	2,151,765
Regency Centers Corp.	52,880	2,262,735
Simon Property Group, Inc.	16,010	2,169,035
Weingarten Realty Investors (b)	90,840	2,261,916

		24,232,861

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc. (b)	328,230	4,270,272

		64,921,878

Energy - 14.0%
Energy Equipment & Services - 3.7%
Seadrill Ltd.	201,900	8,493,933
Transocean Ltd./Switzerland	140,550	7,496,937

		15,990,870

Oil, Gas & Consumable Fuels - 10.3%
BP PLC (Sponsored ADR)	229,940	10,843,970
Chevron Corp.	44,850	4,894,032
ConocoPhillips	25,610	1,960,446
Exxon Mobil Corp.	140,020	12,111,730
Marathon Oil Corp.	102,300	3,466,947
Marathon Petroleum Corp.	77,120	3,204,336
Royal Dutch Shell PLC (ADR)	82,905	6,059,526

	$2,385,792	$2,385,792
Company	Shares	U.S. $ Value
Teekay Corp.	82,840	$2,385,792

		44,926,779

		60,917,649

Health Care - 13.9%
Health Care Providers & Services - 3.0%
Aetna, Inc.	16,600	776,216
Health Net, Inc. (a)	29,840	1,126,162
UnitedHealth Group, Inc.	109,910	6,127,482
WellPoint, Inc.	79,460	5,214,960

		13,244,820

Pharmaceuticals - 10.9%
Abbott Laboratories	52,350	2,963,533
AstraZeneca PLC (Sponsored ADR)	232,330	10,429,294
GlaxoSmithKline PLC (Sponsored ADR)	84,740	3,754,829
Johnson & Johnson	157,460	10,247,497
Merck & Co., Inc.	105,860	4,040,676
Pfizer, Inc.	660,090	13,927,899
Roche Holding AG (Sponsored ADR)	44,760	1,950,641

		47,314,369

		60,559,189

Information Technology - 12.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	193,880	3,854,334
Motorola Solutions, Inc.	9,670	481,566

		4,335,900

Computers & Peripherals - 3.7%
Apple, Inc. (a)	11,970	6,493,007
Hewlett-Packard Co.	247,410	6,261,947
Seagate Technology PLC	125,250	3,289,065

		16,044,019

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	24,510	895,841

IT Services - 1.2%
Accenture PLC	16,500	982,410
International Business Machines Corp.	20,990	4,129,363

		5,111,773

Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	581,400	7,116,336
Intel Corp.	237,100	6,373,248
Micron Technology, Inc. (a)	249,680	2,134,764

		15,624,348

Software - 2.7%
Microsoft Corp.	331,910	10,534,823

	$1,358,128	$1,358,128
Company	Shares	U.S. $ Value
Oracle Corp.	46,400	$1,358,128

		11,892,951

		53,904,832

Consumer Staples - 12.3%
Beverages - 0.6%
Constellation Brands, Inc. - Class A (a)	47,900	1,046,136
Dr Pepper Snapple Group, Inc.	46,700	1,776,935

		2,823,071

Food & Staples Retailing - 1.4%
Kroger Co. (The)	249,560	5,937,032

Food Products - 1.4%
ConAgra Foods, Inc.	191,780	5,034,225
Tyson Foods, Inc. - Class A	67,820	1,282,476

		6,316,701

Household Products - 1.9%
Kimberly-Clark Corp.	60,830	4,433,290
Procter & Gamble Co. (The)	55,230	3,729,130

		8,162,420

Tobacco - 7.0%
Altria Group, Inc.	331,360	9,973,936
Lorillard, Inc.	65,900	8,638,172
Philip Morris International, Inc.	61,170	5,108,919
Reynolds American, Inc.	157,400	6,599,782

		30,320,809

		53,560,033

Consumer Discretionary - 9.9%
Auto Components - 0.8%
Lear Corp.	41,440	1,873,503
TRW Automotive Holdings Corp. (a)	34,330	1,570,254

		3,443,757

Automobiles - 1.3%
Ford Motor Co.	226,520	2,804,317
General Motors Co. (a)	101,030	2,628,801

		5,433,118

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	14,600	1,449,488

Media - 5.2%
CBS Corp. - Class B	85,430	2,554,357
DIRECTV(a)	26,600	1,232,112
Gannett Co., Inc.	279,200	4,143,328
McGraw-Hill Cos., Inc. (The)	66,920	3,114,457
Time Warner Cable, Inc. - Class A	86,070	6,828,793
Viacom, Inc. - Class B	98,332	4,682,570

		22,555,617

Company	Shares	U.S. $ Value
Multiline Retail - 0.5%
Macy’s, Inc.	60,520	$2,297,944

Specialty Retail - 1.8%
GameStop Corp. - Class A (b)	130,700	2,977,346
Home Depot, Inc. (The)	34,220	1,627,846
Lowe’s Cos., Inc.	41,830	1,187,135
Ltd Brands, Inc.	41,700	1,940,301

		7,732,628

		42,912,552

Industrials - 6.6%
Aerospace & Defense - 1.4%
General Dynamics Corp.	8,100	593,163
Northrop Grumman Corp.	81,400	4,868,534
Raytheon Co.	15,050	760,326

		6,222,023

Airlines - 0.2%
Delta Air Lines, Inc. (a)	109,500	1,074,195

Industrial Conglomerates - 4.2%
General Electric Co.	789,130	15,032,926
Tyco International Ltd.	58,840	3,049,089

		18,082,015

Road & Rail - 0.8%
CSX Corp.	80,580	1,692,986
Norfolk Southern Corp.	9,000	620,100
Union Pacific Corp.	8,600	948,150

		3,261,236

		28,639,469

Utilities - 6.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	100,559	3,782,024
Edison International	67,730	2,835,855
Great Plains Energy, Inc.	112,380	2,222,876
NV Energy, Inc.	118,300	1,854,944

		10,695,699

Gas Utilities - 0.7%
Atmos Energy Corp.	49,090	1,508,536
UGI Corp.	60,130	1,698,672

		3,207,208

Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	228,730	4,457,948
CMS Energy Corp.	103,976	2,226,126
DTE Energy Co.	78,130	4,218,239
Public Service Enterprise Group, Inc.	16,660	512,795
Sempra Energy	49,780	2,948,967

		14,364,075

		28,266,982

Company	Shares	U.S. $ Value
Telecommunication Services - 5.8%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	380,620	$11,643,166
CenturyLink, Inc.	263,750	10,615,938
Telefonica SA (Sponsored ADR) (b)	52,800	902,352
Verizon Communications, Inc.	53,140	2,025,165

		25,186,621

Materials - 2.2%
Chemicals - 1.8%
Dow Chemical Co. (The)	69,660	2,334,307
Huntsman Corp.	72,770	994,038
LyondellBasell Industries NV	69,260	2,990,647
PPG Industries, Inc.	18,690	1,705,462

		8,024,454

Metals & Mining - 0.4%
Commercial Metals Co.	60,200	800,058
Freeport-McMoRan Copper & Gold, Inc.	18,860	802,682

		1,602,740

		9,627,194

Total Common Stocks (cost $387,232,385)		428,496,399

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $2,244,945)	2,244,945	2,244,945

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $389,477,330)		430,741,344

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.7%
Investment Companies - 2.7%
AllianceBernstein Exchange Reserves - Class I, 0.22% (c) (cost $11,858,638)	11,858,638	11,858,638

Total Investments - 101.7% (cost $401,335,968) (d)		442,599,982
Other assets less liabilities - (1.7)%		(7,430,051)

Net Assets - 100.0%		$435,169,931

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 29, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,303,027 and gross unrealized depreciation of investments was $(5,039,013), resulting in net unrealized appreciation of $41,264,014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Equity Income Fund

February 29, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2012:

	$64,921,878			$64,921,878			$64,921,878		$64,921,878
Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$64,921,878		$	– 0	–	$	– 0	–	$64,921,878
Energy	60,917,649			– 0	–		– 0	–	60,917,649
Health Care	58,608,548			1,950,641			– 0	–	60,559,189
Information Technology	53,904,832			– 0	–		– 0	–	53,904,832
Consumer Staples	53,560,033			– 0	–		– 0	–	53,560,033
Consumer Discretionary	42,912,552			– 0	–		– 0	–	42,912,552
Industrials	28,639,469			– 0	–		– 0	–	28,639,469
Utilities	28,266,982			– 0	–		– 0	–	28,266,982
Telecommunication Services	25,186,621			– 0	–		– 0	–	25,186,621
Materials	9,627,194			– 0	–		– 0	–	9,627,194
Short-Term Investments	2,244,945			– 0	–		– 0	–	2,244,945
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,858,638			– 0	–		– 0	–	11,858,638

Total Investments in Securities	440,649,341			1,950,641			– 0	–	442,599,982
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$440,649,341			$1,950,641		$	– 0	–	$442,599,982

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2012